ORGANIZATION AND PRINCIPAL ACTIVITIES - Product information (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Product information
Age of customer	18 years
Minimum | Installment purchase loans
Product information
Term of the "Loans"	1 month
Minimum | Personal installment loans
Product information
Term of the "Loans"	1 month
Maximum
Product information
Age of customer	36 years
Maximum | Installment purchase loans
Product information
Term of the "Loans"	36 months
Maximum | Personal installment loans
Product information
Term of the "Loans"	36 months